DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME (Narrative) (Details) $ in Thousands	Nov. 07, 2022 CAD ($)
Discontinued Operations And Deconsolidation [Abstract]
Withholding tax obligation	$ 839